Leases - Schedule of Future Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Lease Payments [Abstract]
2026	$ 991
2027	945
2028	881
2029	372
Thereafter
Total undiscounted lease payments	3,189
Less – imputed interests	(343)
Present value of lease liabilities	$ 2,846	$ 3,081